Long-term loans (Loans from Huaneng Group and its subsidiaries) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of long-term loans [line items]
Long-term loans	¥ 134,022,712	¥ 150,169,010
Less: Current portion	18,658,114	20,620,849
Non-current portion	115,364,598	129,548,161
Huaneng Group and its subsidiaries [member]
Disclosure of long-term loans [line items]
Long-term loans	5,403,574	4,724,753
Less: Current portion	809,749	610,465
Non-current portion	4,593,825	4,114,288
Huaneng Group [member] | Unsecured [member] | RMB [member] | Variable rate [member]
Disclosure of long-term loans [line items]
Long-term loans	665,225	665,225
Less: Current portion	0	0
Non-current portion	¥ 665,225	¥ 665,225
Annual interest rate	4.75%	4.75%
Huaneng Finance [member] | Unsecured [member] | RMB [member] | Variable rate [member]
Disclosure of long-term loans [line items]
Long-term loans	¥ 3,808,800	¥ 3,596,000
Less: Current portion	413,200	469,200
Non-current portion	¥ 3,395,600	¥ 3,126,800
Annual interest rate	4.28%-4.75%	4.28%-4.75%
Huaneng Finance [member] | Unsecured [member] | RMB [member] | Fixed rate [member]
Disclosure of long-term loans [line items]
Long-term loans	¥ 28,000
Less: Current portion	0
Non-current portion	¥ 28,000
Annual interest rate	4.51%-4.61%
Huaneng Tiancheng Financial Leasing Co., Ltd. ("Tiancheng Financial Leasing") [member] | Secured [member] | RMB [member] | Variable rate [member]
Disclosure of long-term loans [line items]
Long-term loans	¥ 580,891	¥ 463,528
Less: Current portion	246,549	141,265
Non-current portion	¥ 334,342	¥ 322,263
Annual interest rate	4.42%-5.20%	4.42%-4.75%
Huaneng Tiancheng Financial Leasing Co., Ltd. ("Tiancheng Financial Leasing") [member] | Secured [member] | RMB [member] | Fixed rate [member]
Disclosure of long-term loans [line items]
Long-term loans	¥ 320,658
Less: Current portion	150,000
Non-current portion	¥ 170,658
Annual interest rate	5.10%-6.60%